Average Annual Total Returns		12 Months Ended	26 Months Ended		35 Months Ended		60 Months Ended			113 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
NYLI Hedge Multi-Strategy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.53%					3.15%					2.95%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	23.33%	[1]	10.86%	[2]	13.86%	14.04%	[3]			12.55%
S&P 500® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.50%					13.98%					12.49%
Barclay Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.68%					6.15%					5.17%
NYLI Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.78%					1.44%					2.93%
MSCI World® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%			8.58%	[4]	11.17%					9.95%
Barclay Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.45%					5.33%					5.26%
NYLI Candriam International Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.00%					5.53%	5.53%	[5]
MSCI EAFE® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%					4.73%	4.75%	[5]	4.60%	[6]
NYLI Candriam U.S. Mid Cap Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	13.95%	[1]
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	17.21%	[1]
NYLI Candriam U.S. Large Cap Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.36%					15.24%	15.42%	[3]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%					14.53%	14.69%	[3]
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.92%					7.31%			6.57%	[6]
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.28%					9.90%			8.28%	[6]
FTSE Developed ex North America Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.66%					4.65%			4.77%	[6]
NYLI U.S. Large Cap R&D Leaders Index
Prospectus [Line Items]
Average Annual Return, Percent		21.79%			13.10%	[2]
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%			15.09%	[2]
NYLI Global Equity R&D Leaders Index
Prospectus [Line Items]
Average Annual Return, Percent		14.15%			8.19%	[4]
FTSE All-World Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.69%			10.60%	[4]
NYLI Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.68%					2.51%					2.18%
NYLI Hedge Multi-Strategy Tracker ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	5.79%					1.69%					1.61%
NYLI Hedge Multi-Strategy Tracker ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	4.01%					1.59%					1.45%
NYLI Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.96%					0.64%					2.17%
NYLI Merger Arbitrage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	4.96%					0.40%					2.02%
NYLI Merger Arbitrage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.94%					0.41%					1.64%
NYLI Candriam International Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.70%					5.30%	5.31%	[5]
Performance Inception Date								Dec. 17, 2019
NYLI Candriam International Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	3.14%					4.69%	4.70%	[5]
NYLI Candriam International Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	2.79%					4.14%	4.14%	[5]
NYLI Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.20%	13.74%	[1]
Performance Inception Date			Oct. 25, 2022
NYLI Candriam U.S. Mid Cap Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	8.81%	13.32%	[1]
NYLI Candriam U.S. Mid Cap Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	5.60%	10.55%	[1]
NYLI Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.13%					15.13%	15.30%	[3]
Performance Inception Date								Dec. 17, 2019
NYLI Candriam U.S. Large Cap Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	16.81%					14.78%	14.95%	[3]
NYLI Candriam U.S. Large Cap Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	10.35%					12.13%	12.28%	[3]
NYLI FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%					6.99%			6.17%	[6]
Performance Inception Date										Jul. 22, 2015
NYLI FTSE International Equity Currency Neutral ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	6.97%					6.20%			5.37%	[6]
NYLI FTSE International Equity Currency Neutral ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.03%					5.36%			4.76%	[6]
NYLI U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.59%			12.99%	[2]
Performance Inception Date					Feb. 08, 2022
NYLI U.S. Large Cap R&D Leaders ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	21.30%			12.66%	[2]
NYLI U.S. Large Cap R&D Leaders ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	12.97%			10.09%	[2]
NYLI Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.86%			8.04%	[4]
Performance Inception Date					Feb. 08, 2022
NYLI Global Equity R&D Leaders ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	13.55%			7.54%	[4]
NYLI Global Equity R&D Leaders ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	8.43%			6.13%	[4]

[1]	The Fund commenced operations on October 25, 2022.
[2]	The Fund commenced operations on February 8, 2022.
[3]	The Fund commenced operations on December 17, 2019.
[4]	The Fund commenced operations on February 8, 2022.
[5]	The Fund commenced operations on December 17, 2019.
[6]	The Fund commenced operations on July 22, 2015.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[9]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[14]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.